Commitment and Contingencies (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Capital Lease Obligations
2013	$ 2,692,284
2014	2,034,862
2015	629,624
2016	440,403
2017	147,650
Total future minimum lease payments	5,944,823
Less amount representing interest	(635,946)
Present value of future minimum lease payments	5,308,877
Less current maturities	2,212,000	2,107,000
Obligations under capital leases-long term	$ 3,097,000	$ 2,608,000